THE ALGER FUNDS II
360 Park Avenue South
New York, New York 10010

September 28, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Funds II (File Nos.:  811-1743, 33-98102)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 77 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to add Class Y Shares Alger Spectra Fund.

We also note that the Amendment incorporates certain Staff comments, to the extent applicable, that Fred Alger Management, Inc. has received recently in connection with the filing of the prospectus and statement of additional information for The Alger Institutional Funds.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Trust’s independent registered public accounting firm and to make certain other revisions.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8806 or cullman@alger.com

Very truly yours,

/s/ Christopher Ullman

cc:  Tina Payne, Esq.